CAPITAL STOCK (Details 1)	12 Months Ended
Dec. 31, 2022 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of Warrants Outstanding	1,280,000
Warrant One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.50
Number of Warrants Outstanding	80,000
Warrant Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	250,000
Warrant Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	750,000
Warrant Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price | $ / shares	$ 0.05
Number of Warrants Outstanding	200,000